Income Tax: (Details 3)	Dec. 31, 2037 USD ($)
Income Tax Details 3 [Abstract]
Canadian tax loss carryforward expiring 2026	$ 2,087,825
Canadian tax loss carryforward expiring 2027	3,874,732
Canadian tax loss carryforward expiring 2028	14,768,712
Canadian tax loss carryforward expiring 2029	13,996,418
Canadian tax loss carryforward expiring 2030	17,291,796
Canadian tax loss carryforward expiring 2031	19,362,808
Canadian tax loss carryforward expiring 2032	5,617,369
Canadian tax loss carryforward expiring 2033	7,223,755
Canadian tax loss carryforward expiring 2034	10,407,364
Canadian tax loss carryforward expiring 2035	13,507,936
Canadian tax loss carryforward expiring 2036	16,060,511
Canadian tax loss carryforward expiring 2037	19,658,239
Total Canadian tax loss carryforward	$ 143,857,465